Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000032269
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Mid Cap Growth Fund
Without Sales Load [Member] | C000032269
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	10.48%	8.87%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	15.96%	12.96%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.49%	12.65%	12.13%